Rule 497(e)
                                                File Nos. 33-38848 and 811-5812


                                   SUPPLEMENT

                             Dated April 4, 2001 to
                       Prospectuses dated January 1, 2001

                             CITI(SM) CASH RESERVES
                        CITI(SM) U.S. TREASURY RESERVES
                           CITI(SM) TAX FREE RESERVES
                     CITI(SM) CALIFORNIA TAX FREE RESERVES
                     CITI(SM) CONNECTICUT TAX FREE RESERVES
                      CITI(SM) NEW YORK TAX FREE RESERVES
                        CITI(SM) PREMIUM LIQUID RESERVES
                    CITI(SM) PREMIUM U.S. TREASURY RESERVES
                  CITI(SM) INSTITUTIONAL U.S. TREASURY RESERVES
                     CITI(SM) INSTITUTIONAL TAX FREE RESERVES
                     CITI(SM) INSTITUTIONAL LIQUID RESERVES
                           SVB LIQUID RESERVES SHARES
                a class of Citi(SM) Institutional Liquid Reserves


On or about April 4, 2001, Citibank, N.A., each fund's investment adviser, expects to transfer its asset management business, including investment management of the funds, to its newly formed affiliate, Citi Fund Management Inc. Each fund anticipates that the current Citibank personnel will continue to manage the fund's portfolio through Citi Fund Management. Citi Fund Management is located at 100 First Stamford Place, Stamford, Connecticut. Citi Fund Management and Citibank are subsidiaries of Citigroup Inc.












FD02279 0301

                                                                    Rule 497(e)
                                                File Nos. 33-38848 and 811-5812


                                   SUPPLEMENT

                             Dated April 4, 2001 to
           Statements of Additional Information dated January 1, 2001

                             CITI(SM) CASH RESERVES
                        CITI(SM) U.S. TREASURY RESERVES
                           CITI(SM) TAX FREE RESERVES
                     CITI(SM) CALIFORNIA TAX FREE RESERVES
                     CITI(SM) CONNECTICUT TAX FREE RESERVES
                      CITI(SM) NEW YORK TAX FREE RESERVES
                        CITI(SM) PREMIUM LIQUID RESERVES
                    CITI(SM) PREMIUM U.S. TREASURY RESERVES
                  CITI(SM) INSTITUTIONAL U.S. TREASURY RESERVES
                     CITI(SM) INSTITUTIONAL TAX FREE RESERVES
                     CITI(SM) INSTITUTIONAL LIQUID RESERVES
                           SVB LIQUID RESERVES SHARES
                a class of Citi(SM) Institutional Liquid Reserves


On or about April 4, 2001, Citibank, N.A., each fund's investment adviser, expects to transfer its asset management business, including investment management of the funds, to its newly formed affiliate, Citi Fund Management Inc. Each fund anticipates that the current Citibank personnel will continue to manage the fund's portfolio through Citi Fund Management. Citi Fund Management is located at 100 First Stamford Place, Stamford, Connecticut. Citi Fund Management and Citibank are subsidiaries of Citigroup Inc.